                                The Munder Funds
                      Supplement Dated September 28, 2000
                       to Prospectus Dated April 28, 2000
                               Class K Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
 Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
  Institutional Short Term Treasury Fund and Munder Institutional Money Market
                                      Fund

             FEE WAIVER FOR MUNDER INSTITUTIONAL MONEY MARKET FUND

Effective October 1, 2000, the advisor has agreed to reduce its management fees for the Money Market Fund to 0.12% at least through September 30, 2001. Accordingly, the Annual Fund Operating Expenses for the Money Market Fund in the "Fees and Expenses" section in the prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are paid from Fund
assets)                                                             Money Market
as a % of net assets                                                    Fund
----------------------------------------------------------------    ------------
Management Fees (1)................................................     .20%
Other Expenses
  Shareholder Servicing Fee........................................     .25%
  Other Operating Expenses (1).....................................     .18%
                                                                        ---
  Total Other Expenses.............................................     .43%
                                                                        ---
Total Annual Fund Operating Expenses(1)............................     .63%
                                                                        ===

--------
(1) The advisor has contractually agreed to reduce the management fees for the Money Market Fund to 0.12% at least through September 30, 2001. In addition, the advisor has voluntarily agreed to reimburse operating expenses to keep the Money Market Fund's Other Expenses at a specified level. The advisor may eliminate all or part of the operating expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expenses are expected to be: 0.12%, 0.00% and 0.37%, respectively, for the Money Market Fund.




SUPPPROINSTK92800

                                The Munder Funds
                      Supplement Dated September 28, 2000
                       to Prospectus Dated April 28, 2000
                               Class Y Shares of:

Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap
 Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
  Institutional Short Term Treasury Fund and Munder Institutional Money Market
                                      Fund

             FEE WAIVER FOR MUNDER INSTITUTIONAL MONEY MARKET FUND

Effective October 1, 2000, the advisor has agreed to reduce its management fees for the Money Market Fund to 0.12% at least through September 30, 2001. Accordingly, the Annual Fund Operating Expenses for the Money Market Fund in the "Fees and Expenses" section in the prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that are paid from Fund
assets)                                                           Money Market
as a % of net assets                                                  Fund
----------------------------------------------------------------  ------------
Management Fees(1)...............................................     .20%
Other Expenses(1)................................................     .18%
                                                                      ---
Total Annual Fund Operating Expenses(1)..........................     .38%
                                                                      ===

--------
(1) The advisor has contractually agreed to reduce the management fees for the Money Market Fund to 0.12% at least through September 30, 2001. In addition, the advisor has voluntarily agreed to reimburse operating expenses to keep the Money Market Fund's Other Expenses at a specified level. The advisor may eliminate all or part of the operating expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expenses are expected to be: 0.12%, 0.00% and 0.12%, respectively, for the Money Market Fund.




SUPPPROINSTY92800